COLUMBIA FUNDS SERIES TRUST

Columbia California Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated July 6, 2011 to

the Fund’s prospectuses dated August 1, 2010, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1.	Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Columbia California Intermediate Municipal Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares

Management fees(d)	0.47%	0.47%	0.47%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses(e)	0.26%	0.26%	0.26%

Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	0.99%	1.74%	1.74%

Fee waivers and/or reimbursements	-0.25%	-0.25%	-0.25%

Total annual Fund operating expenses after fee waivers and/or reimbursements(f)	0.74%	1.49%	1.49%

(d) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(e) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f) Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.73% for Class A shares, 1.48% for Class B shares and 1.48% for Class C shares.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class A Shares	$398	$606	$831	$1,477
Class B Shares Assuming no redemption of shares	$152	$524	$920	$1,832
Assuming complete redemption of shares at the end of the period	$452	$724	$920	$1,832
Class C Shares Assuming no redemption of shares	$152	$524	$920	$2,031
Assuming complete redemption of shares at the end of the period	$252	$524	$920	$2,031

1

* Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia California Intermediate Municipal Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.47%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(b)	0.26%

Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	0.74%

Fee waivers and/or reimbursements	-0.25%

Total annual Fund operating expenses after fee waivers and/or reimbursements(c)	0.49%

(a) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(b) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c) Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.48% for Class Z shares.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class Z Shares	$50	$211	$387	$895

* Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2.	Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Class A	0.73%
Class B	1.48%
Class C	1.48%
Class Z	0.48%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

3.	Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia California Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.74%	0.87%(b)	$10,087.16	$398.12
2	10.25%	0.99%	4.92%	$10,491.65	$101.87
3	15.76%	0.99%	9.12%	$10,912.37	$105.95
4	21.55%	0.99%	13.50%	$11,349.95	$110.20
5	27.63%	0.99%	18.05%	$11,805.08	$114.62
6	34.01%	0.99%	22.78%	$12,278.47	$119.21
7	40.71%	0.99%	27.71%	$12,770.83	$123.99
8	47.75%	0.99%	32.83%	$13,282.94	$128.97
9	55.13%	0.99%	38.16%	$13,815.59	$134.14
10	62.89%	0.99%	43.70%	$14,369.60	$139.52

Total Gain After Fees and Expenses				$4,369.60
Total Annual Fees and Expenses Paid					$1,476.59

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia California Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.49%	3.51%	$10,351.00	$151.61
2	10.25%	1.74%	6.88%	$10,688.44	$183.04
3	15.76%	1.74%	10.37%	$11,036.89	$189.01
4	21.55%	1.74%	13.97%	$11,396.69	$195.17
5	27.63%	1.74%	17.68%	$11,768.22	$201.53
6	34.01%	1.74%	21.52%	$12,151.86	$208.10
7	40.71%	1.74%	25.48%	$12,548.02	$214.89
8	47.75%	1.74%	29.57%	$12,957.08	$221.89
9	55.13%	0.99%	34.77%	$13,476.66	$130.85
10	62.89%	0.99%	40.17%	$14,017.07	$136.09

Total Gain After Fees and Expenses				$4,017.07
Total Annual Fees and Expenses Paid					$1,832.18

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.49%	3.51%	$10,351.00	$151.61
2	10.25%	1.74%	6.88%	$10,688.44	$183.04
3	15.76%	1.74%	10.37%	$11,036.89	$189.01
4	21.55%	1.74%	13.97%	$11,396.69	$195.17
5	27.63%	1.74%	17.68%	$11,768.22	$201.53
6	34.01%	1.74%	21.52%	$12,151.86	$208.10
7	40.71%	1.74%	25.48%	$12,548.02	$214.89
8	47.75%	1.74%	29.57%	$12,957.08	$221.89
9	55.13%	1.74%	33.79%	$13,379.48	$229.13
10	62.89%	1.74%	38.16%	$13,815.65	$236.60

Total Gain After Fees and Expenses				$3,815.65
Total Annual Fees and Expenses Paid					$2,030.97

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia California Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.49%	4.51%	$10,451.00	$50.10
2	10.25%	0.74%	8.96%	$10,896.21	$78.98
3	15.76%	0.74%	13.60%	$11,360.39	$82.35
4	21.55%	0.74%	18.44%	$11,844.34	$85.86
5	27.63%	0.74%	23.49%	$12,348.91	$89.52
6	34.01%	0.74%	28.75%	$12,874.98	$93.33
7	40.71%	0.74%	34.23%	$13,423.45	$97.30
8	47.75%	0.74%	39.95%	$13,995.29	$101.45
9	55.13%	0.74%	45.91%	$14,591.49	$105.77
10	62.89%	0.74%	52.13%	$15,213.09	$110.28

Total Gain After Fees and Expenses				$5,213.09
Total Annual Fees and Expenses Paid					$894.94

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1081-2 A (7/11)

COLUMBIA FUNDS SERIES TRUST

Columbia North Carolina Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated July 6, 2011 to

the Fund’s prospectuses dated August 1, 2010, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1.	Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Columbia North Carolina Intermediate Municipal Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares

Management fees(d)	0.47%	0.47%	0.47%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses(e)	0.26%	0.26%	0.26%

Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	0.99%	1.74%	1.74%

Fee waivers and/or reimbursements	-0.19%	-0.19%	-0.19%

Total annual Fund operating expenses after fee waivers and/or reimbursements(f)	0.80%	1.55%	1.55%

(d) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(e) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f) Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.79% for Class A shares, 1.54% for Class B shares and 1.54% for Class C shares.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class A Shares	$404	$612	$836	$1,482
Class B Shares Assuming no redemption of shares	$158	$530	$926	$1,837
Assuming complete redemption of shares at the end of the period	$458	$730	$926	$1,837
Class C Shares Assuming no redemption of shares	$158	$530	$926	$2,036
Assuming complete redemption of shares at the end of the period	$258	$530	$926	$2,036

1

* Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia North Carolina Intermediate Municipal Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.47%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(b)	0.26%

Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	0.74%

Fee waivers and/or reimbursements	-0.19%

Total annual Fund operating expenses after fee waivers and/or reimbursements(c)	0.55%

(a) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(b) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c) Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.54% for Class Z shares.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class Z Shares	$56	$217	$393	$901

* Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2.	Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Class A	0.79%
Class B	1.54%
Class C	1.54%
Class Z	0.54%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

3.	Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia North Carolina Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	0.81%(b)	$10,081.35	$404.03
2	10.25%	0.99%	4.86%	$10,485.61	$101.81
3	15.76%	0.99%	9.06%	$10,906.08	$105.89
4	21.55%	0.99%	13.43%	$11,343.41	$110.13
5	27.63%	0.99%	17.98%	$11,798.28	$114.55
6	34.01%	0.99%	22.71%	$12,271.39	$119.14
7	40.71%	0.99%	27.63%	$12,763.47	$123.92
8	47.75%	0.99%	32.75%	$13,275.29	$128.89
9	55.13%	0.99%	38.08%	$13,807.63	$134.06
10	62.89%	0.99%	43.61%	$14,361.32	$139.44

Total Gain After Fees and Expenses				$4,361.32
Total Annual Fees and Expenses Paid					$1,481.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia North Carolina Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.74%	6.82%	$10,682.25	$182.94
3	15.76%	1.74%	10.30%	$11,030.49	$188.90
4	21.55%	1.74%	13.90%	$11,390.08	$195.06
5	27.63%	1.74%	17.61%	$11,761.40	$201.42
6	34.01%	1.74%	21.45%	$12,144.82	$207.98
7	40.71%	1.74%	25.41%	$12,540.74	$214.76
8	47.75%	1.74%	29.50%	$12,949.57	$221.77
9	55.13%	0.99%	34.69%	$13,468.85	$130.77
10	62.89%	0.99%	40.09%	$14,008.95	$136.02

Total Gain After Fees and Expenses				$4,008.95
Total Annual Fees and Expenses Paid					$1,837.29

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia North Carolina Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.74%	6.82%	$10,682.25	$182.94
3	15.76%	1.74%	10.30%	$11,030.49	$188.90
4	21.55%	1.74%	13.90%	$11,390.08	$195.06
5	27.63%	1.74%	17.61%	$11,761.40	$201.42
6	34.01%	1.74%	21.45%	$12,144.82	$207.98
7	40.71%	1.74%	25.41%	$12,540.74	$214.76
8	47.75%	1.74%	29.50%	$12,949.57	$221.77
9	55.13%	1.74%	33.72%	$13,371.73	$229.00
10	62.89%	1.74%	38.08%	$13,807.65	$236.46

Total Gain After Fees and Expenses				$3,807.65
Total Annual Fees and Expenses Paid					$2,035.96

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia North Carolina Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.74%	8.90%	$10,889.96	$78.94
3	15.76%	0.74%	13.54%	$11,353.87	$82.30
4	21.55%	0.74%	18.38%	$11,837.54	$85.81
5	27.63%	0.74%	23.42%	$12,341.82	$89.46
6	34.01%	0.74%	28.68%	$12,867.58	$93.27
7	40.71%	0.74%	34.16%	$13,415.74	$97.25
8	47.75%	0.74%	39.87%	$13,987.25	$101.39
9	55.13%	0.74%	45.83%	$14,583.11	$105.71
10	62.89%	0.74%	52.04%	$15,204.35	$110.21

Total Gain After Fees and Expenses				$5,204.35
Total Annual Fees and Expenses Paid					$900.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1096-1A (7/11)

COLUMBIA FUNDS SERIES TRUST

Columbia South Carolina Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated July 6, 2011 to

the Fund’s prospectuses dated August 1, 2010, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1.	Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Columbia South Carolina Intermediate Municipal Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares

Management fees(d)	0.47%	0.47%	0.47%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses(e)	0.25%	0.25%	0.25%

Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	0.98%	1.73%	1.73%

Fee waivers and/or reimbursements	-0.18%	-0.18%	-0.18%

Total annual Fund operating expenses after fee waivers and/or reimbursements(f)	0.80%	1.55%	1.55%

(d) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(e) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f) Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.79% for Class A shares, 1.54% for Class B shares and 1.54% for Class C shares.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class A Shares	$404	$610	$832	$1,471
Class B Shares Assuming no redemption of shares	$158	$527	$922	$1,827
Assuming complete redemption of shares at the end of the period	$458	$727	$922	$1,827
Class C Shares Assuming no redemption of shares	$158	$527	$922	$2,026
Assuming complete redemption of shares at the end of the period	$258	$527	$922	$2,026

* Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia South Carolina Intermediate Municipal Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.47%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(b)	0.25%

Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	0.73%

Fee waivers and/or reimbursements	-0.18%

Total annual Fund operating expenses after fee waivers and/or reimbursements(c)	0.55%

(a) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(b) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c) Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.54% for Class Z shares.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class Z Shares	$56	$215	$388	$890

* Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2.	Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Class A	0.79%
Class B	1.54%
Class C	1.54%
Class Z	0.54%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

3.	Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia South Carolina Intermediate Municipal Bond Fund - Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	0.81%(b)	$10,081.35	$404.03
2	10.25%	0.98%	4.87%	$10,486.62	$100.78
3	15.76%	0.98%	9.08%	$10,908.18	$104.83
4	21.55%	0.98%	13.47%	$11,346.69	$109.05
5	27.63%	0.98%	18.03%	$11,802.83	$113.43
6	34.01%	0.98%	22.77%	$12,277.30	$117.99
7	40.71%	0.98%	27.71%	$12,770.85	$122.74
8	47.75%	0.98%	32.84%	$13,284.24	$127.67
9	55.13%	0.98%	38.18%	$13,818.26	$132.80
10	62.89%	0.98%	43.74%	$14,373.76	$138.14

Total Gain After Fees and Expenses				$4,373.76
Total Annual Fees and Expenses Paid					$1,471.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia South Carolina Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.73%	6.83%	$10,683.28	$181.89
3	15.76%	1.73%	10.33%	$11,032.62	$187.84
4	21.55%	1.73%	13.93%	$11,393.39	$193.99
5	27.63%	1.73%	17.66%	$11,765.96	$200.33
6	34.01%	1.73%	21.51%	$12,150.70	$206.88
7	40.71%	1.73%	25.48%	$12,548.03	$213.64
8	47.75%	1.73%	29.58%	$12,958.35	$220.63
9	55.13%	0.98%	34.79%	$13,479.28	$129.54
10	62.89%	0.98%	40.21%	$14,021.14	$134.75

Total Gain After Fees and Expenses				$4,021.14
Total Annual Fees and Expenses Paid					$1,827.16

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia South Carolina Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.73%	6.83%	$10,683.28	$181.89
3	15.76%	1.73%	10.33%	$11,032.62	$187.84
4	21.55%	1.73%	13.93%	$11,393.39	$193.99
5	27.63%	1.73%	17.66%	$11,765.96	$200.33
6	34.01%	1.73%	21.51%	$12,150.70	$206.88
7	40.71%	1.73%	25.48%	$12,548.03	$213.64
8	47.75%	1.73%	29.58%	$12,958.35	$220.63
9	55.13%	1.73%	33.82%	$13,382.09	$227.84
10	62.89%	1.73%	38.20%	$13,819.68	$235.30

Total Gain After Fees and Expenses				$3,819.68
Total Annual Fees and Expenses Paid					$2,026.01

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia South Carolina Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.73%	8.91%	$10,891.00	$77.88
3	15.76%	0.73%	13.56%	$11,356.05	$81.20
4	21.55%	0.73%	18.41%	$11,840.95	$84.67
5	27.63%	0.73%	23.47%	$12,346.56	$88.28
6	34.01%	0.73%	28.74%	$12,873.76	$92.05
7	40.71%	0.73%	34.23%	$13,423.47	$95.98
8	47.75%	0.73%	39.97%	$13,996.65	$100.08
9	55.13%	0.73%	45.94%	$14,594.31	$104.36
10	62.89%	0.73%	52.17%	$15,217.48	$108.81

Total Gain After Fees and Expenses				$5,217.48
Total Annual Fees and Expenses Paid					$889.53

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1101-1 A (7/11)

COLUMBIA FUNDS SERIES TRUST

Columbia Virginia Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated July 6, 2011 to

the Fund’s prospectuses dated August 1, 2010, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1.	Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Columbia Virginia Intermediate Municipal Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares

Management fees(d)	0.47%	0.47%	0.47%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses(e)	0.23%	0.23%	0.23%

Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	0.96%	1.71%	1.71%

Fee waivers and/or reimbursements	-0.16%	-0.16%	-0.16%

Total annual Fund operating expenses after fee waivers and/or reimbursements(f)	0.80%	1.55%	1.55%

(d) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(e) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f) Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.79% for Class A shares, 1.54% for Class B shares and 1.54% for Class C shares.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class A Shares	$404	$605	$824	$1,451
Class B Shares Assuming no redemption of shares	$158	$523	$913	$1,807
Assuming complete redemption of shares at the end of the period	$458	$723	$913	$1,807
Class C Shares Assuming no redemption of shares	$158	$523	$913	$2,006
Assuming complete redemption of shares at the end of the period	$258	$523	$913	$2,006

* Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia Virginia Intermediate Municipal Bond Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.47%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(b)	0.23%

Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	0.71%

Fee waivers and/or reimbursements	-0.16%

Total annual Fund operating expenses after fee waivers and/or reimbursements(c)	0.55%

(a) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(b) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c) Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.54% for Class Z shares.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class Z Shares	$56	$211	$379	$867

* Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2.	Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Class A	0.79%
Class B	1.54%
Class C	1.54%
Class Z	0.54%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

3.	Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B and Class C shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Virginia Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	0.81%(b)	$10,081.35	$404.03
2	10.25%	0.96%	4.89%	$10,488.64	$98.74
3	15.76%	0.96%	9.12%	$10,912.38	$102.72
4	21.55%	0.96%	13.53%	$11,353.24	$106.87
5	27.63%	0.96%	18.12%	$11,811.91	$111.19
6	34.01%	0.96%	22.89%	$12,289.11	$115.68
7	40.71%	0.96%	27.86%	$12,785.59	$120.36
8	47.75%	0.96%	33.02%	$13,302.13	$125.22
9	55.13%	0.96%	38.40%	$13,839.53	$130.28
10	62.89%	0.96%	43.99%	$14,398.65	$135.54

Total Gain After Fees and Expenses				$4,398.65
Total Annual Fees and Expenses Paid					$1,450.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Virginia Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.71%	6.85%	$10,685.35	$179.81
3	15.76%	1.71%	10.37%	$11,036.90	$185.73
4	21.55%	1.71%	14.00%	$11,400.01	$191.84
5	27.63%	1.71%	17.75%	$11,775.07	$198.15
6	34.01%	1.71%	21.62%	$12,162.47	$204.67
7	40.71%	1.71%	25.63%	$12,562.62	$211.40
8	47.75%	1.71%	29.76%	$12,975.93	$218.35
9	55.13%	0.96%	35.00%	$13,500.16	$127.09
10	62.89%	0.96%	40.46%	$14,045.56	$132.22

Total Gain After Fees and Expenses				$4,045.56
Total Annual Fees and Expenses Paid					$1,806.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Virginia Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.71%	6.85%	$10,685.35	$179.81
3	15.76%	1.71%	10.37%	$11,036.90	$185.73
4	21.55%	1.71%	14.00%	$11,400.01	$191.84
5	27.63%	1.71%	17.75%	$11,775.07	$198.15
6	34.01%	1.71%	21.62%	$12,162.47	$204.67
7	40.71%	1.71%	25.63%	$12,562.62	$211.40
8	47.75%	1.71%	29.76%	$12,975.93	$218.35
9	55.13%	1.71%	34.03%	$13,402.84	$225.54
10	62.89%	1.71%	38.44%	$13,843.79	$232.96

Total Gain After Fees and Expenses				$3,843.79
Total Annual Fees and Expenses Paid					$2,006.12

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Virginia Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.71%	8.93%	$10,893.09	$75.75
3	15.76%	0.71%	13.60%	$11,360.40	$79.00
4	21.55%	0.71%	18.48%	$11,847.77	$82.39
5	27.63%	0.71%	23.56%	$12,356.03	$85.92
6	34.01%	0.71%	28.86%	$12,886.11	$89.61
7	40.71%	0.71%	34.39%	$13,438.92	$93.45
8	47.75%	0.71%	40.15%	$14,015.45	$97.46
9	55.13%	0.71%	46.17%	$14,616.72	$101.64
10	62.89%	0.71%	52.44%	$15,243.77	$106.00

Total Gain After Fees and Expenses				$5,243.77
Total Annual Fees and Expenses Paid					$867.44

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1106-1 A (7-11)